DEFERRED INCOME TAX (Changes in deferred income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax [Abstract]
At the beginning of the year	$ (25,471)	$ (187,782)
Translation differences	330	(69)
Effect of changes in tax law (note 10)	0	(9,117)	$ 0
Credits directly to other comprehensive income	(18,056)	(14,158)
Deferred tax credit (note 10)	80,692	185,655
At the end of the year	$ 37,495	$ (25,471)	$ (187,782)